Unaudited Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares		Accumulated deficit	Parent [Member]	Non- controlling interests	Additional paid-in capital	Total
Balance at Dec. 31, 2021		$ 34		$ (207,222)	$ 3,522	$ 2,218		$ 5,740
Balance (in Shares) at Dec. 31, 2021	[1]	568,572
Net loss for the period				(1,084)	(1,084)	789		(295)
Issuance of ordinary shares			[2]
Issuance of ordinary shares (in Shares)	[1]	1,645
Share-based compensation					761			761
Balance at Jun. 30, 2022		$ 34		(208,306)	3,199	$ 3,007		6,206
Balance (in Shares) at Jun. 30, 2022	[1]	570,217
Balance at Dec. 31, 2022		$ 63		(183,775)	19,280		$ 202,992	19,280
Balance (in Shares) at Dec. 31, 2022	[1]	1,044,009
Net loss for the period				(1,115)	(1,115)			(1,115)
Issuance of ordinary shares		$ 15					(15)
Issuance of ordinary shares (in Shares)	[1]	257,620
Share-based compensation					138		138	138
Balance at Jun. 30, 2023		$ 78		$ (184,890)	$ 18,303		$ 203,115	$ 18,303
Balance (in Shares) at Jun. 30, 2023	[1]	1,301,629

[1]	Retrospectively restated due to twenty for one reverse stock split, see Note 21
[2]	Less than $1,000